Transactions with Former Officer and Current Shareholder (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
	Dec. 05, 2016	May 11, 2015	Apr. 03, 2015	Dec. 01, 2014	Aug. 14, 2014	May 31, 2015	Apr. 22, 2014	Feb. 28, 2017	Feb. 29, 2016
Transactions With Former Officer And Current Shareholder [Line Items]
Monthly salary for a one year term and stock subscription receivable	$ 260,900
Settlement of deferred officer accrued compensation with stock receivable									$ 331,849
Loss on settlement of deferred officer compensation									293,633
Settlement of deferred salary to stock receivable - related party									$ 625,482
Mr. Pomije [Member]
Transactions With Former Officer And Current Shareholder [Line Items]
Periodic principal payment					$ 10,000
Settlement of deferred officer accrued compensation with stock receivable		$ 331,849
Loss on settlement of deferred officer compensation						$ 293,633
Settlement of deferred salary to stock receivable - related party						$ 625,482
Unsecured promissory note One [Member] | Mr. Pomije [Member]
Transactions With Former Officer And Current Shareholder [Line Items]
Working capital loan							$ 75,000
Term period							1 year
Interest rate							5.00%
Unsecured promissory note Two [Member] | Mr. Pomije [Member]
Transactions With Former Officer And Current Shareholder [Line Items]
Working capital loan				$ 10,000
Term period				1 year
Interest rate				4.00%
Unsecured promissory note Three [Member] | Mr. Pomije [Member]
Transactions With Former Officer And Current Shareholder [Line Items]
Working capital loan			$ 15,000
Term period			1 year
Interest rate			4.00%